Cover	Apr. 26, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Entity File Number	001-40555
Entity Registrant Name	THUNDER BRIDGE CAPITAL PARTNERS IV, INC.
Entity Central Index Key	0001843993
Entity Tax Identification Number	86-1826129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9912 Georgetown Pike
Entity Address, Address Line Two	Suite D203
Entity Address, City or Town	Great Falls
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22066
City Area Code	202
Local Phone Number	431-0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Trading Symbol	THCPU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	THCP
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	THCPW
Security Exchange Name	NASDAQ